Assets Held For Sale (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Assets Held for Sale

($ millions)	PP&E (Note 8)	Decommissioning liability (Note 15)
Assets (liabilities) held for sale	195.0	(7.9)